AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value ($)

Long Positions - 72.5%

Common Stocks - 72.5%

Aerospace & Defense - 1.8%
General Dynamics Corp.(a)	4,680	1,606,269
Huntington Ingalls Industries, Inc.(a)	3,510	1,333,449
L3Harris Technologies, Inc.(a)	4,095	1,413,389
Lockheed Martin Corp.(a)	2,340	1,414,273
Northrop Grumman Corp.(a)	2,340	1,596,442
		7,363,822
Air Freight & Logistics - 0.3%
Expeditors International of
Washington, Inc.(a)	9,945	1,424,422

Automobile Components - 0.3%
Gentex Corp.(a)	64,350	1,406,048

Biotechnology - 1.8%
AbbVie, Inc.(a)	7,020	1,526,780
Amgen, Inc.(a)	4,095	1,440,826
Gilead Sciences, Inc.	10,530	1,467,566
Halozyme Therapeutics, Inc.*(a)	21,645	1,398,916
Incyte Corp.*(a)	15,210	1,431,565
		7,265,653
Broadline Retail - 0.4%
eBay, Inc.(a)	17,550	1,597,401

Building Products - 1.0%
Allegion plc(a)	9,360	1,359,914
Simpson Manufacturing Co., Inc.	7,605	1,305,170
UFP Industries, Inc.(a)	14,040	1,293,365
		3,958,449
Capital Markets - 1.9%
Cboe Global Markets, Inc.(a)	5,265	1,479,834
CME Group, Inc.(a)	5,265	1,555,018
MarketAxess Holdings, Inc.(a)	8,775	1,447,699
Tradeweb Markets, Inc., Class A(a)	12,870	1,514,284
Virtu Financial, Inc., Class A(a)	38,610	1,698,068
		7,694,903
Chemicals - 1.2%
CF Industries Holdings, Inc.(a)	15,795	2,050,823
Ecolab, Inc.(a)	5,265	1,400,595
Linde plc(a)	2,925	1,450,098
		4,901,516
Commercial Services & Supplies - 2.8%
Cintas Corp.	7,605	1,286,310
Clean Harbors, Inc.*	5,265	1,509,633
RB Global, Inc.(a)	15,210	1,457,878
Republic Services, Inc., Class A(a)	7,020	1,537,520
Rollins, Inc.(a)	25,155	1,343,529
Tetra Tech, Inc.(a)	42,705	1,286,275
Veralto Corp.(a)	16,380	1,448,320
Investments	Shares	Value ($)
Commercial Services & Supplies (continued)
Waste Management, Inc.(a)	7,020	1,613,126
		11,482,591
Communications Equipment - 1.2%
Cisco Systems, Inc.(a)	19,305	1,497,875
F5, Inc.*(a)	5,850	1,692,580
Motorola Solutions, Inc.(a)	3,510	1,523,235
		4,713,690
Consumer Finance - 0.4%
FirstCash Holdings, Inc.(a)	8,190	1,539,720

Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos., Inc., Class A(a)	86,580	1,475,323
BJ's Wholesale Club Holdings, Inc.*(a)	16,380	1,612,120
Dollar General Corp.(a)	10,530	1,250,227
Kroger Co. (The)(a)	23,400	1,693,224
		6,030,894
Containers & Packaging - 1.3%
Amcor plc(a)	30,420	1,209,195
Avery Dennison Corp.(a)	7,605	1,313,231
Ball Corp.(a)	23,400	1,383,174
Graphic Packaging Holding Co.(a)	123,435	1,226,944
		5,132,544
Distributors - 0.7%
LKQ Corp.(a)	45,630	1,340,153
Pool Corp.(a)	7,020	1,420,357
		2,760,510
Diversified Consumer Services - 0.8%
H&R Block, Inc.(a)	50,895	1,615,407
Service Corp. International(a)	19,305	1,592,856
		3,208,263
Diversified Telecommunication Services - 1.1%
AT&T, Inc.(a)	55,575	1,611,119
Comcast Corp., Class A(a)	49,725	1,427,605
Verizon Communications, Inc.(a)	31,590	1,585,818
		4,624,542
Electric Utilities - 1.9%
American Electric Power Co., Inc.(a)	11,700	1,533,636
Duke Energy Corp.(a)	12,285	1,608,598
Exelon Corp.(a)	32,175	1,577,218
FirstEnergy Corp.(a)	31,005	1,570,713
Southern Co. (The)(a)	16,380	1,580,998
		7,871,163
Electronic Equipment, Instruments & Components -0.7%
Arrow Electronics, Inc.*(a)	9,945	1,426,213
Teledyne Technologies, Inc.*(a)	2,340	1,415,723
		2,841,936
Entertainment - 0.4%
Electronic Arts, Inc.(a)	7,605	1,550,431

Financial Services - 1.4%
Fidelity National Information Services,
Inc.(a)	31,590	1,481,887
Fiserv, Inc.*(a)	25,155	1,403,649
Jack Henry & Associates, Inc.(a)	9,945	1,571,708

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value ($)
Financial Services (continued)
Rocket Cos., Inc., Class A*(a)	85,995	1,225,428
		5,682,672
Food Products - 2.0%
Conagra Brands, Inc.(a)	83,655	1,315,057
General Mills, Inc.(a)	34,515	1,284,648
Hershey Co. (The)(a)	7,020	1,459,388
Lamb Weston Holdings, Inc.	32,175	1,359,715
Marzetti Co. (The)	9,360	1,294,769
Post Holdings, Inc.*(a)	14,625	1,445,828
		8,159,405
Ground Transportation - 0.3%
Union Pacific Corp.(a)	5,850	1,419,327

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories(a)	14,040	1,441,487
Hologic, Inc.*(a)	20,475	1,547,705
Penumbra, Inc.*(a)	4,680	1,536,772
		4,525,964
Health Care Providers & Services - 3.3%
Cencora, Inc.(a)	4,095	1,286,403
Centene Corp.*(a)	35,685	1,168,327
Chemed Corp.(a)	3,510	1,325,867
Cigna Group (The)(a)	5,265	1,404,439
Elevance Health, Inc.(a)	4,680	1,370,070
McKesson Corp.(a)	1,755	1,518,707
Molina Healthcare, Inc.*(a)	10,530	1,403,649
Option Care Health, Inc.*	43,290	1,165,367
Quest Diagnostics, Inc.(a)	7,605	1,490,428
UnitedHealth Group, Inc.(a)	5,265	1,424,656
		13,557,913
Health Care REITs - 1.1%
Omega Healthcare Investors, Inc., REIT(a)	33,345	1,461,178
Sabra Health Care, Inc., REIT(a)	77,805	1,496,190
Ventas, Inc., REIT(a)	18,135	1,483,080
		4,440,448
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.(a)	7,020	1,376,201
McDonald's Corp.(a)	4,680	1,454,497
Planet Fitness, Inc., Class A*(a)	16,965	1,261,857
Texas Roadhouse, Inc., Class A(a)	8,775	1,449,103
Yum! Brands, Inc.(a)	9,360	1,455,293
		6,996,951
Household Durables - 1.2%
DR Horton, Inc.(a)	9,360	1,284,379
Lennar Corp., Class A(a)	13,455	1,168,432
NVR, Inc.*(a)	203	1,337,735
TopBuild Corp.*	2,925	1,027,553
		4,818,099
Household Products - 0.3%
Church & Dwight Co., Inc.(a)	15,210	1,419,397

Insurance - 8.3%
Aflac, Inc.(a)	13,455	1,476,148
Investments	Shares	Value ($)
Insurance (continued)
Aon plc, Class A(a)	4,680	1,510,610
Arch Capital Group Ltd.*(a)	15,795	1,516,162
Axis Capital Holdings Ltd.(a)	14,625	1,483,121
Brown & Brown, Inc.(a)	22,230	1,449,618
Chubb Ltd.(a)	4,680	1,525,352
CNA Financial Corp.(a)	31,005	1,423,750
Erie Indemnity Co., Class A(a)	5,850	1,470,164
Everest Group Ltd.(a)	4,680	1,529,658
Hanover Insurance Group, Inc. (The)(a)	8,775	1,521,146
Hartford Insurance Group, Inc. (The)(a)	11,115	1,503,081
Kinsale Capital Group, Inc.(a)	4,095	1,399,098
Loews Corp.(a)	14,040	1,498,630
Marsh & McLennan Cos., Inc.(a)	8,775	1,522,024
Old Republic International Corp.(a)	37,440	1,493,856
RenaissanceRe Holdings Ltd.(a)	5,265	1,564,916
RLI Corp.(a)	25,155	1,434,841
Ryan Specialty Holdings, Inc., Class A(a)	37,440	1,263,226
Selective Insurance Group, Inc.(a)	18,135	1,367,198
Travelers Cos., Inc. (The)(a)	5,265	1,535,695
W R Berkley Corp.(a)	21,645	1,434,631
White Mountains Insurance Group Ltd.(a)	585	1,285,222
Willis Towers Watson plc(a)	5,265	1,530,535
		33,738,682
IT Services - 3.4%
Accenture plc, Class A(a)	7,020	1,391,996
Akamai Technologies, Inc.*(a)	16,380	1,881,243
Amdocs Ltd.(a)	22,230	1,450,730
Cognizant Technology Solutions Corp., Class A(a)	23,985	1,471,480
Gartner, Inc.*(a)	9,945	1,574,691
GoDaddy, Inc., Class A*(a)	16,965	1,402,497
International Business Machines Corp.(a)	5,850	1,417,981
Okta, Inc., Class A*(a)	21,060	1,657,633
VeriSign, Inc.(a)	7,020	1,743,487
		13,991,738
Machinery - 0.3%
Otis Worldwide Corp.(a)	16,965	1,307,662

Media - 0.7%
New York Times Co. (The), Class A	19,890	1,665,390
Paramount Skydance Corp., Class B(a)	144,495	1,303,345
		2,968,735
Metals & Mining - 1.0%
Anglogold Ashanti plc(a)	13,455	1,309,979
MP Materials Corp.*(a)	28,080	1,355,140
Royal Gold, Inc.(a)	5,265	1,339,890
		4,005,009
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.(a)	36,270	1,565,413
CMS Energy Corp.(a)	20,475	1,588,451

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value ($)
Multi-Utilities (continued)
Consolidated Edison, Inc.(a)	14,040	1,589,047
		4,742,911
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp.*(a)	43,290	1,837,228
Coterra Energy, Inc.(a)	49,725	1,747,336
Expand Energy Corp.(a)	14,625	1,605,532
Exxon Mobil Corp.(a)	10,530	1,786,520
Kinder Morgan, Inc.(a)	47,385	1,588,819
Occidental Petroleum Corp.(a)	29,835	1,939,275
Range Resources Corp.	39,195	1,770,830
Williams Cos., Inc. (The)(a)	21,060	1,532,747
		13,808,287
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.(a)	25,740	1,561,131
Johnson & Johnson(a)	6,435	1,572,971
Royalty Pharma plc, Class A(a)	34,515	1,655,685
		4,789,787
Professional Services - 4.8%
Automatic Data Processing, Inc.(a)	7,020	1,426,324
Booz Allen Hamilton Holding Corp., Class A(a)	19,890	1,552,017
Broadridge Financial Solutions, Inc.(a)	8,775	1,425,762
CACI International, Inc., Class A*(a)	2,925	1,590,820
FTI Consulting, Inc.*(a)	9,360	1,654,567
Genpact Ltd.(a)	39,780	1,481,805
KBR, Inc.(a)	36,270	1,336,912
Leidos Holdings, Inc.(a)	8,775	1,364,688
Maximus, Inc.(a)	21,060	1,349,946
Paychex, Inc.(a)	16,965	1,562,816
Science Applications International Corp.(a)	16,965	1,610,318
UL Solutions, Inc., Class A(a)	19,305	1,654,631
Verisk Analytics, Inc., Class A(a)	8,775	1,665,056
		19,675,662
Residential REITs - 0.7%
Equity LifeStyle Properties, Inc., REIT(a)	22,815	1,424,112
Sun Communities, Inc., REIT(a)	11,700	1,473,732
		2,897,844
Retail REITs - 0.7%
Agree Realty Corp., REIT(a)	19,890	1,499,308
Realty Income Corp., REIT(a)	23,400	1,431,612
		2,930,920
Semiconductors & Semiconductor Equipment - 0.3%
Enphase Energy, Inc.*(a)	33,345	1,260,774

Software - 5.3%
Appfolio, Inc., Class A*(a)	8,775	1,384,870
Autodesk, Inc.*(a)	7,020	1,680,588
Bentley Systems, Inc., Class B(a)	45,630	1,602,526
CCC Intelligent Solutions Holdings, Inc.*(a)	303,615	1,821,690
Dolby Laboratories, Inc., Class A(a)	23,985	1,440,539
Dropbox, Inc., Class A*(a)	60,840	1,382,285
Investments	Shares	Value ($)
Software (continued)
Gen Digital, Inc.(a)	69,030	1,299,835
Guidewire Software, Inc.*(a)	12,285	1,837,345
Intuit, Inc.(a)	4,095	1,770,596
Roper Technologies, Inc.(a)	4,680	1,656,065
SPS Commerce, Inc.*(a)	26,910	1,498,080
Tyler Technologies, Inc.*(a)	4,680	1,602,338
Varonis Systems, Inc., Class B*(a)	65,520	1,406,714
Zoom Communications, Inc., Class A*(a)	16,965	1,363,816
		21,747,287
Specialized REITs - 1.7%
American Tower Corp., REIT(a)	8,190	1,413,430
Crown Castle, Inc., REIT(a)	17,550	1,426,990
Gaming and Leisure Properties, Inc., REIT(a)	32,760	1,453,561
SBA Communications Corp., Class A, REIT(a)	7,605	1,308,897
VICI Properties, Inc., Class A, REIT(a)	51,480	1,406,434
		7,009,312
Specialty Retail - 2.7%
AutoZone, Inc.*(a)	424	1,432,179
Chewy, Inc., Class A*(a)	58,500	1,579,500
GameStop Corp., Class A*(a)	66,105	1,523,059
Murphy USA, Inc.(a)	4,095	2,022,807
O'Reilly Automotive, Inc.*(a)	16,380	1,512,038
TJX Cos., Inc. (The)(a)	9,945	1,588,217
Ulta Beauty, Inc.*(a)	2,340	1,223,141
		10,880,941
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc.*	15,210	1,262,734

Tobacco - 0.4%
Altria Group, Inc.(a)	22,815	1,505,562

Trading Companies & Distributors - 1.0%
Fastenal Co.(a)	33,345	1,547,208
QXO, Inc.*(a)	60,840	1,181,513
Watsco, Inc.(a)	4,095	1,489,720
		4,218,441
Water Utilities - 0.8%
American Water Works Co., Inc.(a)	11,700	1,592,253
Essential Utilities, Inc.(a)	39,780	1,601,941
		3,194,194
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	7,020	1,474,411

Total Common Stocks
(Cost $313,072,241)		295,799,567

Total Long Positions
(Cost $313,072,241)		295,799,567

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value ($)

Short Positions - (68.2)%

Common Stocks - (68.2)%

Aerospace & Defense - (2.5)%
AeroVironment, Inc.	(5,265)	(963,758)
ATI, Inc.	(9,360)	(1,361,506)
Axon Enterprise, Inc.	(3,510)	(1,490,662)
Boeing Co. (The)	(6,435)	(1,280,758)
Carpenter Technology Corp.	(3,510)	(1,383,467)
General Electric Co.	(4,095)	(1,162,038)
Howmet Aerospace, Inc.	(5,850)	(1,348,191)
Rocket Lab Corp.	(21,060)	(1,352,473)
		(10,342,853)
Automobile Components - (0.3)%
Mobileye Global, Inc., Class A	(163,215)	(1,121,287)

Automobiles - (0.3)%
Tesla, Inc.	(3,510)	(1,304,843)

Banks - (2.3)%
Bank of America Corp.	(28,080)	(1,368,900)
Citigroup, Inc.	(12,870)	(1,459,587)
Citizens Financial Group, Inc.	(22,815)	(1,368,216)
Huntington Bancshares, Inc.	(82,485)	(1,290,890)
Pinnacle Financial Partners, Inc.	(14,625)	(1,259,797)
Webster Financial Corp.	(20,475)	(1,421,374)
Western Alliance Bancorp	(15,795)	(1,119,076)
		(9,287,840)
Beverages - (0.3)%
Brown-Forman Corp., Class B	(49,140)	(1,299,262)

Biotechnology - (2.2)%
Alnylam Pharmaceuticals, Inc.	(4,095)	(1,354,912)
CRISPR Therapeutics AG	(27,495)	(1,307,937)
Exelixis, Inc.	(33,930)	(1,455,258)
Moderna, Inc.	(29,835)	(1,515,618)
Summit Therapeutics, Inc.	(92,430)	(1,752,473)
Vaxcyte, Inc.	(25,155)	(1,461,757)
		(8,847,955)
Broadline Retail - (0.4)%
Amazon.com, Inc.	(7,020)	(1,462,055)

Capital Markets - (5.6)%
Ares Management Corp., Class A	(11,700)	(1,276,470)
Blue Owl Capital, Inc., Class A	(136,890)	(1,249,806)
Carlyle Group, Inc. (The)	(27,495)	(1,330,483)
Coinbase Global, Inc., Class A	(8,775)	(1,532,203)
Evercore, Inc., Class A	(4,680)	(1,397,027)
Galaxy Digital, Inc., Class A	(69,615)	(1,284,397)
Goldman Sachs Group, Inc. (The)	(1,755)	(1,484,712)
Interactive Brokers Group, Inc., Class A	(19,890)	(1,334,022)
Invesco Ltd.	(55,575)	(1,349,917)
Janus Henderson Group plc	(29,250)	(1,502,572)
Investments	Shares	Value ($)
Capital Markets (continued)
Jefferies Financial Group, Inc.	(27,495)	(1,134,719)
KKR & Co., Inc.	(14,625)	(1,352,813)
Lazard, Inc., Class A	(28,665)	(1,217,689)
Morgan Stanley	(8,190)	(1,347,828)
Robinhood Markets, Inc., Class A	(19,305)	(1,337,837)
Stifel Financial Corp.	(18,720)	(1,383,782)
TPG, Inc., Class A	(33,345)	(1,350,806)
		(22,867,083)
Chemicals - (1.5)%
Albemarle Corp.	(8,775)	(1,575,376)
Celanese Corp., Class A	(27,495)	(1,808,346)
DuPont de Nemours, Inc.	(29,250)	(1,339,650)
Element Solutions, Inc.	(41,535)	(1,418,005)
		(6,141,377)
Communications Equipment - (1.1)%
Arista Networks, Inc.	(11,115)	(1,364,700)
Ciena Corp.	(4,095)	(1,589,802)
Lumentum Holdings, Inc.	(2,340)	(1,644,458)
		(4,598,960)
Construction & Engineering - (1.7)%
Comfort Systems USA, Inc.	(1,170)	(1,613,418)
EMCOR Group, Inc.	(1,755)	(1,295,734)
Fluor Corp.	(27,495)	(1,282,642)
MasTec, Inc.	(5,265)	(1,693,961)
WillScot Holdings Corp.	(64,935)	(1,127,272)
		(7,013,027)
Consumer Finance - (1.3)%
Capital One Financial Corp.	(7,020)	(1,280,658)
OneMain Holdings, Inc.	(25,740)	(1,376,833)
SoFi Technologies, Inc.	(77,805)	(1,235,543)
Synchrony Financial	(19,890)	(1,352,918)
		(5,245,952)
Consumer Staples Distribution & Retail - (2.5)%
Dollar Tree, Inc.	(11,115)	(1,217,204)
Maplebear, Inc.	(40,950)	(1,533,987)
Performance Food Group Co.	(15,210)	(1,302,888)
Sprouts Farmers Market, Inc.	(21,645)	(1,669,479)
Target Corp.	(12,870)	(1,559,844)
US Foods Holding Corp.	(15,210)	(1,402,514)
Walmart, Inc.	(11,700)	(1,454,076)
		(10,139,992)
Diversified Consumer Services - (0.3)%
Duolingo, Inc., Class A	(12,870)	(1,268,596)

Electric Utilities - (2.1)%
Constellation Energy Corp.	(5,265)	(1,470,251)
Edison International	(19,890)	(1,455,550)
Entergy Corp.	(14,040)	(1,577,534)
NextEra Energy, Inc.	(15,795)	(1,467,040)
NRG Energy, Inc.	(8,190)	(1,196,887)
Oklo, Inc., Class A	(23,400)	(1,160,406)
		(8,327,668)
Electrical Equipment - (2.7)%
Eaton Corp. plc	(4,095)	(1,464,659)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment (continued)
Emerson Electric Co.	(9,945)	(1,302,994)
GE Vernova, Inc.	(1,755)	(1,531,939)
NuScale Power Corp., Class A	(109,980)	(1,192,183)
nVent Electric plc	(12,870)	(1,522,264)
Regal Rexnord Corp.	(7,020)	(1,314,565)
Sensata Technologies Holding plc	(38,610)	(1,359,844)
Vertiv Holdings Co., Class A	(5,850)	(1,465,893)
		(11,154,341)
Electronic Equipment, Instruments & Components - (0.7)%
Coherent Corp.	(5,850)	(1,393,529)
Fabrinet	(2,925)	(1,525,446)
		(2,918,975)
Energy Equipment & Services - (0.8)%
Noble Corp. plc	(32,175)	(1,578,827)
TechnipFMC plc	(23,400)	(1,617,642)
		(3,196,469)
Entertainment - (1.1)%
ROBLOX Corp., Class A	(23,985)	(1,356,592)
Roku, Inc., Class A	(16,380)	(1,549,875)
Warner Bros Discovery, Inc.	(51,480)	(1,413,641)
		(4,320,108)
Financial Services - (1.6)%
Affirm Holdings, Inc., Class A	(28,665)	(1,313,430)
Apollo Global Management, Inc.	(12,285)	(1,368,795)
Block, Inc., Class A	(27,495)	(1,654,649)
Corebridge Financial, Inc.	(43,290)	(1,032,899)
Global Payments, Inc.	(18,135)	(1,220,486)
		(6,590,259)
Food Products - (0.4)%
Darling Ingredients, Inc.	(28,665)	(1,772,930)

Ground Transportation - (0.3)%
XPO, Inc.	(7,020)	(1,365,741)

Health Care Equipment & Supplies - (1.6)%
Align Technology, Inc.	(7,605)	(1,303,725)
Dexcom, Inc.	(20,475)	(1,285,830)
GE HealthCare Technologies, Inc.	(17,550)	(1,249,209)
Intuitive Surgical, Inc.	(2,925)	(1,348,396)
Masimo Corp.	(8,190)	(1,456,755)
		(6,643,915)
Health Care Providers & Services - (1.5)%
Guardant Health, Inc.	(14,040)	(1,296,875)
HealthEquity, Inc.	(18,720)	(1,564,430)
Hims & Hers Health, Inc.	(94,185)	(1,955,281)
Tenet Healthcare Corp.	(6,435)	(1,214,349)
		(6,030,935)
Health Care REITs - (0.3)%
Alexandria Real Estate Equities, Inc., REIT	(27,495)	(1,276,318)

Health Care Technology - (0.3)%
Doximity, Inc., Class A	(57,915)	(1,349,420)
Investments	Shares	Value ($)
Hotel & Resort REITs - (0.3)%
Host Hotels & Resorts, Inc., REIT	(72,540)	(1,389,866)

Hotels, Restaurants & Leisure - (3.9)%
Airbnb, Inc., Class A	(11,700)	(1,477,476)
Caesars Entertainment, Inc.	(69,615)	(1,839,924)
Carnival Corp.	(46,215)	(1,196,044)
Cava Group, Inc.	(21,060)	(1,703,754)
DoorDash, Inc., Class A	(8,190)	(1,229,729)
Dutch Bros, Inc., Class A	(30,420)	(1,541,077)
Expedia Group, Inc.	(7,020)	(1,620,848)
MGM Resorts International	(40,365)	(1,493,909)
Norwegian Cruise Line Holdings Ltd.	(60,840)	(1,137,708)
Royal Caribbean Cruises Ltd.	(4,680)	(1,287,842)
Viking Holdings Ltd.	(18,720)	(1,375,546)
		(15,903,857)
Household Durables - (0.3)%
SharkNinja, Inc.	(11,115)	(1,177,079)

Independent Power and Renewable Electricity Producers - (1.0)%
AES Corp. (The)	(89,505)	(1,261,125)
Talen Energy Corp.	(4,095)	(1,307,247)
Vistra Corp.	(8,775)	(1,319,146)
		(3,887,518)
Industrial REITs - (0.4)%
Prologis, Inc., REIT	(10,530)	(1,391,855)

Interactive Media & Services - (1.0)%
Meta Platforms, Inc., Class A	(2,340)	(1,338,784)
Pinterest, Inc., Class A	(83,070)	(1,523,504)
Reddit, Inc., Class A	(9,945)	(1,339,094)
		(4,201,382)
Life Sciences Tools & Services - (1.5)%
Illumina, Inc.	(12,285)	(1,514,249)
Medpace Holdings, Inc.	(3,510)	(1,685,467)
Mettler-Toledo International, Inc.	(1,170)	(1,475,604)
Repligen Corp.	(11,115)	(1,309,569)
		(5,984,889)
Machinery - (2.5)%
Chart Industries, Inc.	(7,020)	(1,451,385)
Flowserve Corp.	(16,380)	(1,204,094)
Gates Industrial Corp. plc	(53,235)	(1,203,643)
Ingersoll Rand, Inc.	(15,210)	(1,218,625)
ITT, Inc.	(7,020)	(1,337,521)
Stanley Black & Decker, Inc.	(15,795)	(1,122,393)
Symbotic, Inc., Class A	(27,495)	(1,462,734)
Timken Co. (The)	(13,455)	(1,353,169)
		(10,353,564)
Media - (0.4)%
Sirius XM Holdings, Inc.	(70,200)	(1,620,216)

Metals & Mining - (2.0)%
Alcoa Corp.	(24,570)	(1,629,728)
Cleveland-Cliffs, Inc.	(138,645)	(1,171,550)
Commercial Metals Co.	(19,305)	(1,185,906)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value ($)
Metals & Mining (continued)
Freeport-McMoRan, Inc.	(22,815)	(1,341,066)
Nucor Corp.	(8,190)	(1,384,929)
Steel Dynamics, Inc.	(7,605)	(1,368,900)
		(8,082,079)
Multi-Utilities - (0.4)%
Sempra	(15,795)	(1,534,800)

Office REITs - (1.3)%
BXP, Inc., REIT	(23,985)	(1,244,822)
Cousins Properties, Inc., REIT	(61,425)	(1,386,362)
Kilroy Realty Corp., REIT	(45,630)	(1,287,222)
Vornado Realty Trust, REIT	(50,895)	(1,322,761)
		(5,241,167)
Oil, Gas & Consumable Fuels - (2.8)%
APA Corp.	(50,895)	(2,159,984)
Marathon Petroleum Corp.	(7,605)	(1,856,989)
Phillips 66	(9,360)	(1,705,205)
Texas Pacific Land Corp.	(2,925)	(1,388,088)
Valero Energy Corp.	(7,605)	(1,879,043)
Venture Global, Inc., Class A	(152,685)	(2,406,315)
		(11,395,624)
Passenger Airlines - (0.9)%
Delta Air Lines, Inc.	(21,060)	(1,400,069)
Joby Aviation, Inc.	(149,760)	(1,237,017)
United Airlines Holdings, Inc.	(12,870)	(1,184,941)
		(3,822,027)
Personal Care Products - (0.7)%
Coty, Inc., Class A	(548,730)	(1,102,947)
elf Beauty, Inc.	(15,795)	(957,335)
Estee Lauder Cos., Inc. (The), Class A	(12,870)	(923,680)
		(2,983,962)
Pharmaceuticals - (0.4)%
Elanco Animal Health, Inc.	(59,085)	(1,413,904)

Professional Services - (0.3)%
TransUnion	(19,305)	(1,335,713)

Real Estate Management & Development - (0.7)%
CBRE Group, Inc., Class A	(9,945)	(1,347,150)
Jones Lang LaSalle, Inc.	(4,680)	(1,424,217)
		(2,771,367)
Retail REITs - (0.3)%
Simon Property Group, Inc., REIT	(7,020)	(1,309,441)

Semiconductors & Semiconductor Equipment - (4.9)%
Amkor Technology, Inc.	(31,005)	(1,396,155)
Astera Labs, Inc.	(11,115)	(1,218,204)
Broadcom, Inc.	(4,680)	(1,448,507)
Credo Technology Group Holding Ltd.	(11,700)	(1,098,279)
Entegris, Inc.	(11,115)	(1,303,123)
Lam Research Corp.	(5,850)	(1,249,911)
Lattice Semiconductor Corp.	(15,210)	(1,410,880)
Marvell Technology, Inc.	(18,720)	(1,854,216)
Microchip Technology, Inc.	(18,720)	(1,209,499)
Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	(3,510)	(1,185,818)
MKS, Inc.	(5,850)	(1,344,389)
Monolithic Power Systems, Inc.	(1,170)	(1,279,219)
NVIDIA Corp.	(7,605)	(1,326,312)
Onto Innovation, Inc.	(7,020)	(1,439,591)
Rambus, Inc.	(14,625)	(1,258,189)
		(20,022,292)
Software - (1.5)%
AppLovin Corp., Class A	(3,510)	(1,396,980)
Aurora Innovation, Inc., Class A	(309,465)	(1,274,996)
Palantir Technologies, Inc., Class A	(11,115)	(1,625,902)
Unity Software, Inc.	(80,730)	(1,771,216)
		(6,069,094)
Specialized REITs - (0.7)%
Iron Mountain, Inc., REIT	(13,455)	(1,374,294)
Lamar Advertising Co., Class A, REIT	(11,115)	(1,407,826)
		(2,782,120)
Specialty Retail - (2.0)%
Bath & Body Works, Inc.	(60,840)	(1,135,883)
Best Buy Co., Inc.	(22,815)	(1,464,723)
Carvana Co., Class A	(4,095)	(1,287,386)
Five Below, Inc.	(6,435)	(1,470,269)
Wayfair, Inc., Class A	(18,135)	(1,363,933)
Williams-Sonoma, Inc.	(7,020)	(1,279,957)
		(8,002,151)
Technology Hardware, Storage & Peripherals - (1.7)%
Dell Technologies, Inc., Class C	(12,285)	(2,016,337)
Everpure, Inc., Class A	(19,890)	(1,174,306)
Seagate Technology Holdings plc	(3,510)	(1,375,077)
Super Micro Computer, Inc.	(45,630)	(1,038,995)
Western Digital Corp.	(5,265)	(1,424,130)
		(7,028,845)
Textiles, Apparel & Luxury Goods - (0.3)%
VF Corp.	(69,615)	(1,182,759)

Trading Companies & Distributors - (0.3)%
WESCO International, Inc.	(4,680)	(1,280,542)

Total Common Stocks
(Proceeds $(302,755,407))		(278,056,274)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Number of Rights	Value ($)

CONTINGENT VALUE RIGHTS - 0.0%

Biotechnology - 0.0%
Blueprint Medicines Corp., CVR‡ (Proceeds $–)	(15,120)	—

Total Short Positions
(Proceeds $(302,755,407))		(278,056,274)

Total Investments - 4.3%
(Net Cost and Proceeds $10,316,834)		17,743,293
Other assets less liabilities - 95.7%		390,252,731
Net Assets - 100.0%		407,996,024

*	Non-income producing security.

(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $110,225,634.

‡	Security fair valued by the Valuation Designee as of March 31, 2026 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2026 amounted to $0, which represents 0.00% of net assets of the Fund.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2026

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
USD 101,541,088	9/28/2027	Morgan Stanley	3.99	Monthly	Dow Jones U.S. Low Beta Total Return Index(3)	(4,481,515)
USD (122,555,931)	9/27/2027	Morgan Stanley	3.24	Monthly	Dow Jones U.S. High Beta Total Return Index(4)	3,534,639
						(946,876)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested. The 50 largest components of DJTLABT can be found on the following page.

(4)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested. The 50 largest components of DJTSABT can be found on the following page.

Abbreviations

USD           US Dollar

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

The 50 largest components of the Dow Jones U.S. Low Beta Total Return Index (DJTLABT) as of March 31, 2026:

	Name	Shares	Market Value	Index Weight		Name	Shares	Market Value	Index Weight
1	CF Industries Holdings	0.2295	$ 29.79	0.70%	26	Service Corp Intl	0.2815	$ 23.23	0.55%
2	Murphy USA Inc	0.0572	$ 28.24	0.66%	27	Essential Utilities Inc	0.5765	$ 23.21	0.55%
3	Occidental Petroleum	0.4301	$ 27.96	0.66%	28	Verisk Analytics Inc	0.1222	$ 23.18	0.54%
4	Akamai Technologies Inc	0.2368	$ 27.20	0.64%	29	F5, Inc.	0.0801	$ 23.17	0.54%
5	Antero Resources Corp	0.6274	$ 26.63	0.63%	30	Bentley Systems, Inc. Class B	0.6589	$ 23.14	0.54%
6	CCC Intelligent Solutions Holdings Inc.	4.3808	$ 26.28	0.62%	31	AT&T Inc	0.7969	$ 23.10	0.54%
7	Guidewire Software	0.1747	$ 26.12	0.61%	32	eBay Inc.	0.2532	$ 23.05	0.54%
8	Exxon Mobil Corp	0.1514	$ 25.69	0.60%	33	Duke Energy Corp	0.1759	$ 23.03	0.54%
9	VeriSign Inc	0.1033	$ 25.65	0.60%	34	Consolidated Edison Inc	0.2031	$ 22.98	0.54%
10	Range Resources Corp	0.5615	$ 25.37	0.60%	35	Gartner Inc	0.1450	$ 22.97	0.54%
11	Intuit Inc	0.0586	$ 25.34	0.60%	36	Exelon Corp	0.4666	$ 22.87	0.54%
12	Coterra Energy Inc	0.7129	$ 25.05	0.59%	37	FirstCash Holdings, Inc.	0.1215	$ 22.85	0.54%
13	Virtu Financial Inc. A	0.5600	$ 24.63	0.58%	38	Kinder Morgan Inc	0.6813	$ 22.84	0.54%
14	FTI Consulting	0.1380	$ 24.39	0.57%	39	Southern Co	0.2365	$ 22.82	0.54%
15	Kroger Co	0.3360	$ 24.31	0.57%	40	CMS Energy Corp	0.2939	$ 22.80	0.54%
16	Tyler Technologies Inc	0.0703	$ 24.08	0.57%	41	BJ's Wholesale Club Holdings	0.2314	$ 22.78	0.54%
17	New York Times Co A	0.2859	$ 23.94	0.56%	42	Chewy, Inc.-A	0.8430	$ 22.76	0.54%
18	UL Solutions Inc.	0.2781	$ 23.84	0.56%	43	Verizon Communications Inc	0.4528	$ 22.73	0.53%
19	Royalty Pharma plc	0.4942	$ 23.71	0.56%	44	Electronic Arts	0.1113	$ 22.68	0.53%
20	Okta, Inc.	0.3002	$ 23.62	0.56%	45	Expand Energy Corporation	0.2064	$ 22.65	0.53%
21	Science Applications International Corp	0.2480	$ 23.54	0.55%	46	American Electric Power	0.1724	$ 22.59	0.53%
22	Autodesk Inc	0.0982	$ 23.52	0.55%	47	Booz Allen Hamilton Holding Corp A	0.2888	$ 22.54	0.53%
23	Roper Technologies, Inc	0.0664	$ 23.50	0.55%	48	Paychex Inc	0.2444	$ 22.51	0.53%
24	American Water Works Co Inc	0.1724	$ 23.46	0.55%	49	TJX Cos Inc	0.1409	$ 22.51	0.53%
25	H&R Block Inc	0.7337	$ 23.29	0.55%	50	FirstEnergy Corp	0.4442	$ 22.50	0.53%

The 50 largest components of the Dow Jones U.S. High Beta Total Return Index (DJTSABT) as of March 31, 2026:

	Name	Shares	Market Value	Index Weight		Name	Shares	Market Value	Index Weight
1	Venture Global, Inc.	2.1448	$ 33.80	0.86%	26	Albemarle Corp	0.1234	$ 22.15	0.57%
2	APA Corporation	0.7152	$ 30.35	0.78%	27	Roku Inc Class A	0.2334	$ 22.08	0.56%
3	Dell Technologies Inc-C	0.1700	$ 27.90	0.71%	28	HealthEquity Inc	0.2634	$ 22.01	0.56%
4	Hims & Hers Health, Inc. Class A	1.3297	$ 27.60	0.71%	29	Medpace Holdings, Inc.	0.0458	$ 21.99	0.56%
5	Marvell Technology, Inc	0.2615	$ 25.90	0.66%	30	Lumentum Holdings Inc	0.0311	$ 21.87	0.56%
6	Caesars Entertainment, Inc.	0.9790	$ 25.87	0.66%	31	GE Vernova Inc,	0.0250	$ 21.85	0.56%
7	Marathon Petroleum Corp.	0.1056	$ 25.79	0.66%	32	Illumina Inc	0.1766	$ 21.77	0.56%
8	Valero Energy Corp	0.1035	$ 25.58	0.65%	33	Sempra	0.2222	$ 21.59	0.55%
9	Celanese Corp A	0.3841	$ 25.26	0.65%	34	Target Corp	0.1781	$ 21.59	0.55%
10	Unity Software Inc.	1.1388	$ 24.99	0.64%	35	Five Below Inc.	0.0944	$ 21.58	0.55%
11	Darling Ingredients Inc	0.4028	$ 24.91	0.64%	36	Dutch Bros Inc.	0.4258	$ 21.57	0.55%
12	Summit Therapeutics Inc.	1.3038	$ 24.72	0.63%	37	Maplebear Inc.	0.5733	$ 21.48	0.55%
13	Phillips 66	0.1334	$ 24.31	0.62%	38	Pinterest Inc.	1.1696	$ 21.45	0.55%
14	CIENA Corp	0.0620	$ 24.09	0.62%	39	Vertiv Holdings Co	0.0853	$ 21.37	0.55%
15	Cava Group Inc	0.2964	$ 23.98	0.61%	40	Janus Henderson Group plc	0.4140	$ 21.27	0.54%
16	Sprouts Farmers Markets Inc	0.3080	$ 23.76	0.61%	41	Coinbase Global Inc - Class A	0.1213	$ 21.18	0.54%
17	Expedia Group, Inc.	0.1021	$ 23.58	0.60%	42	Moderna, Inc.	0.4167	$ 21.17	0.54%
18	Mastec Inc	0.0732	$ 23.56	0.60%	43	Masimo Corp	0.1187	$ 21.11	0.54%
19	Block, Inc. A	0.3905	$ 23.50	0.60%	44	nVent Electric plc	0.1778	$ 21.03	0.54%
20	Alcoa Corp	0.3436	$ 22.79	0.58%	45	Carpenter Technology Corp	0.0533	$ 21.02	0.54%
21	Sirius XM Holdings Inc	0.9869	$ 22.78	0.58%	46	Walmart Inc.	0.1690	$ 21.00	0.54%
22	TechnipFMC plc	0.3273	$ 22.63	0.58%	47	NextEra Energy Inc	0.2255	$ 20.94	0.54%
23	Palantir Technologies Inc. Class A	0.1537	$ 22.48	0.57%	48	MGM Resorts International	0.5649	$ 20.91	0.53%
24	Entergy Corp	0.1998	$ 22.45	0.57%	49	Chart Industries	0.1003	$ 20.74	0.53%
25	Noble Corporation plc	0.4566	$ 22.40	0.57%	50	Best Buy Co Inc	0.3223	$ 20.69	0.53%

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2026 (Unaudited)

Investment Valuation

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2026 for the Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$295,799,567	$—	$—		$295,799,567
Liabilities
Common Stocks**	$(278,056,274)	$—	$—		$(278,056,274)
Contingent Value Rights	$—	$—	$—	*	$— *
Total Investments	$17,743,293	$—	$—	*	$17,743,293
Other Financial Instruments
Assets
Swap Agreement***	$—	$3,534,639	$—		$3,534,639
Liabilities
Swap Agreement***	$—	$(4,481,515)	$—		$(4,481,515)
Total Other Financial Instruments	$—	$(946,876)	$—		$(946,876)

*	Security has zero value.

**	See Schedule of Investments for segregation by industry.

***	The information in this table is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.